Legal Proceedings	12 Months Ended
Dec. 31, 2020
Legal Proceedings
Note 10. Legal Proceedings

In the ordinary course of business, the Company is from time to time, involved in various pending or threatened legal actions. The litigation process is inherently uncertain and it is possible that the resolution of such matters might have a material adverse effect upon the Company’s consolidated financial condition and/or results of operations. However, matters currently pending or threatened are not expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.